Business acquisitions and dispositions - Acquisition of MTS Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Mar. 17, 2017 CAD ($) shares	Dec. 31, 2015 CAD ($)
Disclosure of detailed information about business combination [line items]
Deferred tax asset	$ (2,303)	$ (2,103)		$ (1,735)
Revenue of combined entity as if combination occurred at beginning of period	22,913	21,801
Profit (loss) of combined entity as if combination occurred at beginning of period	2,978	3,038
MTS
Disclosure of detailed information about business combination [line items]
Total consideration			$ 2,933
Cash transferred			1,339
Stock transferred			$ 1,594
Number of shares transferred (in shares) | shares			27.6
Revenue of acquiree since acquisition date	728
Profit (loss) of acquiree since acquisition date	87
NON- CAPITAL LOSS CARRY- FORWARDS
Disclosure of detailed information about business combination [line items]
Unused tax loss carryforward	208	221
Deferred tax asset	17	$ 21		$ 12
NON- CAPITAL LOSS CARRY- FORWARDS | MTS
Disclosure of detailed information about business combination [line items]
Unused tax loss carryforward	$ 64		$ 1,500
Deferred tax asset			$ 300